Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2025
Managed Investment Products
Related Party Transaction [Line Items]
Schedule of Activity and Outstanding Balances Related Party and Company

The following tables summarize activity and outstanding balances between the managed investment products and the Company:

	For the twelve months ended June 30,
(in thousands)	2025	2024
Net realized and unrealized gain on investments	$4,692	$71
Net realized and unrealized gain on investments of Consolidated Funds	3,322	233
Dividend income	3,448	4,412

See Note 4 - Revenue for additional discussion of fees earned from managed investment products.

(in thousands)	June 30, 2025	June 30, 2024
Dividends receivable	$310	$301
Investment management revenues receivable	4,493	1,684
Receivable for reimbursable expenses paid	1,642	274
Receivable for real estate property development	1,886	-
Receivables from managed funds	$8,331	$2,259